BUSINESS ACQUISITIONS AND DISPOSALS (Details)	12 Months Ended						12 Months Ended														12 Months Ended							12 Months Ended																																									1 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2012 USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base USD ($)	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Minimum	Dec. 31, 2012 Regional fixed line operators acquired in 2012 Customer base Maximum	Dec. 31, 2012 Elf Group USD ($)	Aug. 31, 2012 Elf Group	Dec. 31, 2012 Elf Group Customer base USD ($)	Dec. 31, 2012 Intercom USD ($)	Aug. 31, 2012 Intercom	Dec. 31, 2012 Intercom Customer base USD ($)	Dec. 31, 2012 ZhelGorTeleCom USD ($)	Oct. 31, 2012 ZhelGorTeleCom	Dec. 31, 2012 ZhelGorTeleCom Customer base USD ($)	Dec. 31, 2012 Pilot & TVKiK USD ($)	Oct. 31, 2012 Pilot & TVKiK	Dec. 31, 2012 Pilot & TVKiK Customer base USD ($)	Dec. 31, 2012 Tascom USD ($)	May 31, 2012 Tascom USD ($)	May 28, 2012 Tascom USD ($)	May 28, 2012 Tascom RUB	May 31, 2012 Tascom Customer base USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base USD ($)	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Minimum	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Customer base Minimum	Dec. 31, 2011 Regional fixed line operators acquired in 2011 Customer base Maximum	Dec. 31, 2010 Regional fixed line operators acquired in 2011 Customer base Maximum	Dec. 31, 2011 Inteleca USD ($)	Apr. 30, 2011 Inteleca	Dec. 31, 2011 Inteleca Customer base USD ($)	Dec. 31, 2011 Infocentr USD ($)	Apr. 30, 2011 Infocentr	Dec. 31, 2011 Infocentr Customer base USD ($)	Dec. 31, 2011 Altair USD ($)	Aug. 31, 2011 Altair	Dec. 31, 2011 Altair Customer base USD ($)	Dec. 31, 2011 TVT USD ($)	Oct. 31, 2011 TVT	Dec. 31, 2011 TVT Amounts Recognized as of Acquisition Date (before adjustments) USD ($)	Dec. 31, 2012 TVT Measurement Period Adjustments USD ($)	Dec. 31, 2011 TVT Customer base USD ($)	Dec. 31, 2012 TVT Customer base Measurement Period Adjustments USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 USD ($)	Dec. 31, 2010 Regional fixed line operators acquired in 2010 Customer base USD ($)	Dec. 31, 2010 Tenzor Telecom USD ($)	Feb. 28, 2010 Tenzor Telecom	Dec. 31, 2010 Penza Telecom USD ($)	Jun. 30, 2010 Penza Telecom	Dec. 31, 2010 Penza Telecom Customer base USD ($)	Dec. 31, 2010 NMSK USD ($)	Dec. 31, 2010 NMSK Customer base USD ($)	Dec. 31, 2010 Lanck Telecom USD ($)	Dec. 31, 2010 Lanck Telecom Customer base USD ($)	Dec. 31, 2010 Sistema Telecom USD ($)	Dec. 31, 2010 Sistema Telecom RUB	Dec. 27, 2010 Sistema Telecom USD ($)	Dec. 27, 2010 Sistema Telecom RUB	Apr. 30, 2011 TS-Retail	Dec. 31, 2010 TS-Retail	Sep. 30, 2010 TS-Retail	Jun. 30, 2010 TS-Retail	Aug. 31, 2010 Metro-Telecom	Aug. 27, 2010 Metro-Telecom USD ($)	Aug. 27, 2010 Metro-Telecom RUB	Jul. 31, 2010 Multiregion. USD ($) city	Dec. 31, 2011 Multiregion. USD ($)	Jul. 31, 2010 Multiregion. Customer base USD ($)	Jun. 30, 2010 SWEET-COM USD ($)	Feb. 28, 2005 SWEET-COM	Sep. 30, 2010 Comstar-UTS	Mar. 31, 2011 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS USD ($)	Oct. 06, 2010 Comstar-UTS RUB	Apr. 30, 2011 Comstar UTS merger into MTS	Dec. 31, 2012 Comstar UTS merger into MTS	Apr. 01, 2011 Comstar UTS merger into MTS	Dec. 31, 2011 MGTS	Dec. 01, 2011 MGTS USD ($)	Dec. 01, 2011 MGTS RUB
Business acquisitions
Percentage of ownership acquired										100.00%			100.00%			100.00%			100.00%			100.00%											100.00%			100.00%			100.00%			100.00%								100.00%		100.00%		100.00%		100.00%		100.00%	100.00%							95.00%			100.00%				74.90%	9.00%							29.00%
Percentage of ownership acquired																																																																																	94.10%
Purchase price																						$ 45,300,000																																						$ 378,980,000	11,590,000,000						$ 11,010,000	339,350,000				$ 8,500,000										$ 336,300,000	10,560,000,000
Debt assumed																																																																																		331,500,000	10,410,000,000
Provision for tax liabilities and related indemnification asset																						7,400,000
Aggregate amount of contingent consideration																							12,600,000	400,000,000
Contingent consideration paid																					2,700,000
Promissory notes previously issued by MTS held by Sistema Telecom on the acquisition date																																																										65,500,000	2,000,000,000
Voting interest of TS-Retail held by Sistema Telecom on the acquisition date (as a percent)																																																										45.00%	45.00%
Cash consideration																																																																					123,596,000	23,960,000
Number of cities in Russian Federation where business has a presence																																																																					37
Remaining amount of contingent consideration expected to be paid in 2013																					2,700,000
Purchase price allocation
Current assets				702,000					180,000			278,000			135,000			109,000				15,435,000				14,488,000						853,000			2,840,000			3,172,000			7,623,000		7,623,000				5,996,000		711,000		1,076,000			2,575,000		1,634,000													46,776,000
Property, plant and equipment				2,662,000					1,530,000			361,000			108,000			663,000				18,452,000				85,925,000						10,812,000			2,585,000			3,739,000			68,789,000		31,664,000	37,125,000			25,841,000		2,191,000		2,407,000			10,625,000		10,618,000
Non-current assets																																																																					46,732,000
Finite-lived intangible assets						4,742,000					1,401,000			901,000			1,748,000			692,000					5,293,000		27,392,000							2,217,000			4,820,000			13,025,000					7,330,000	7,330,000		27,848,000					15,603,000		5,512,000		6,733,000														76,376,000
Goodwill				12,801,000					5,407,000			1,950,000			3,698,000			1,746,000				34,089,000				150,066,000						10,662,000			14,711,000			12,726,000			111,967,000		147,591,000	(35,624,000)			39,242,000		6,616,000		7,394,000			14,113,000		11,119,000													148,743,000
Other non-current assets																						6,383,000				3,546,000						22,000			17,000			1,618,000			1,889,000		1,813,000	76,000			461,000							124,000		337,000
Current liabilities				(2,436,000)					(1,368,000)			(469,000)			(411,000)			(188,000)				(25,659,000)				(44,090,000)						(4,491,000)			(8,547,000)			(5,542,000)			(25,510,000)		(25,510,000)				(27,054,000)		(3,142,000)		(4,369,000)			(8,607,000)		(10,936,000)													(126,780,000)
Non-current liabilities				(953,000)					(280,000)			(180,000)			(355,000)			(138,000)				(3,363,000)				(14,557,000)						(875,000)			(989,000)			(3,148,000)			(9,545,000)		(638,000)	(8,907,000)			(5,537,000)		(130,000)		(2,779,000)			(944,000)		(1,684,000)													(44,007,000)
Fair value of contingent consideration				(1,356,000)					(878,000)			(316,000)			(162,000)							(5,365,000)
Fair value of noncontrolling interest																																																																					(24,244,000)
Consideration paid				16,162,000					5,992,000			2,525,000			4,761,000			2,884,000				45,265,000				222,770,000						19,200,000			15,437,000			25,590,000			162,543,000		162,543,000				66,797,000		6,246,000		19,332,000			23,398,000		17,821,000																				271,890,000	8,280,000,000
Consideration paid																																																																					123,596,000	23,960,000
Pro forma results of operations
Net revenues	26,289,000			12,455,846,000	12,357,783,000
Net income	5,006,000			1,011,836,000	1,455,503,000
Business acquisitions
Remaining percentage of voting interests acquired																																																																								25.10%
Ownership interest immediately prior to acquisition (as a percent)																																																																	25.00%
Ownership interest after acquisition (as a percent)																																																														100.00%			40.00%							100.00%		70.97%							99.01%
Preferred shares ownership interest after acquisition (as a percent)																																																																																	69.70%
Effective direct and indirect ownership interests (as a percent)																																																															96.04%	50.95%
Additional stake in TS-Retail as a result of acquisition of Sistema Telecom (as a percent)																																																															45.00%
Weighted-average amortization period							7 years	9 years																				8 years	8 years	14 years	12 years
Number of ordinary shares acquired																																																																										37,614,087
Cash consideration paid to Multiregion																																																																					123,596,000	23,960,000
Ownership interest after acquisition excluding treasury shares (as a percent)																																																																										73.33%
Redeemed amount of shares		$ 19,190,000	$ 294,211,000																																																																								$ (168,800,000)
Number of remaining shares held by non-controlling interest shareholders																																																																																98,853,996
Exchange ratio (in shares)																																																																														0.825
Increase in charter capital (in shares)																																																																														73,087,424
Charter capital (in shares)																																																																															2,066,413,562